Condensed consolidated income statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Interest and similar income		£ 17,447	£ 18,264
Interest and similar expense		(9,789)	(11,242)
Net interest income		7,658	7,022
Fee and commission income		5,945	5,656
Fee and commission expense		(1,986)	(1,972)
Net fee and commission income		3,959	3,684
Net trading income		4,623	4,171
Net investment income/(expense)		4	(18)
Other income	[1]	257	37
Total income		16,501	14,896
Staff costs		(5,670)	(5,254)
Infrastructure, administration and general expenses		(3,203)	(3,153)
UK regulatory levies		(84)	(96)
Litigation and conduct		(108)	(87)
Operating expenses		(9,065)	(8,590)
Share of post-tax results of associates and joint ventures		24	9
Profit before impairment		7,460	6,315
Credit impairment charges		(1,394)	(1,112)
Profit before tax		6,066	5,203
Tax charge		(1,369)	(1,173)
Profit after tax		4,697	4,030
Attributable to:
Shareholders of the parent		4,191	3,523
Other equity holders		487	484
Equity holders of the parent		4,678	4,007
Non-controlling interests		19	23
Profit after tax		£ 4,697	£ 4,030
Earnings per share
Basic earnings per ordinary share (in GBP per share)		£ 0.307	£ 0.247
Diluted earnings per ordinary share (in GBP per share)		£ 0.298	£ 0.238

[1]	Other income includes c.£225m gain recognised on sale of the AA portfolio on 24 April 2026.